Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The Company had the following definite lived intangible assets recorded as of the dates presented below:

	December 31,
	2016	2015
Customer relationships	$33,605,000	$33,605,000
Trade names	7,110,000	7,110,000
Less: accumulated amortization - customer relationships	17,655,228	9,295,228
Less: accumulated amortization - trade names	1,492,943	781,943
Intangible assets, net	$21,566,829	$30,637,829

Amortization expense for intangible assets was $9,071,000, $9,101,375 and $938,400 for the years ended December 31, 2016, 2015, and 2014, respectively. The original life of customer relationships range from 4 to 10 years with a remaining average useful life of 3.35 years. Trade names are amortized over a 10 year useful life and as of December 31, 2016 the remaining useful life was 7.90 years.
Aggregated expected amortization expense for the future periods is expected to be as follows:

Year ended December 31:	Amount
2017	$9,071,004
2018	8,224,005
2019	738,504
2020	738,504
2021	732,752
Thereafter	2,062,060
$21,566,829

Goodwill was $88,726,875 at December 31, 2016 and 2015.